INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2020
INVENTORIES
Schedule of inventories

	December 31,
	2020	2019

Raw materials	$13,376	$10,700
Finished products	15,817	17,575

	$29,193	$28,275